Note 6 - Related Party Convertible Bridge Notes (Details) (USD $)	1 Months Ended	4 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended			9 Months Ended	0 Months Ended				1 Months Ended	5 Months Ended	2 Months Ended	4 Months Ended	25 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 30, 2012	Nov. 30, 2012	Feb. 13, 2013	Aug. 31, 2013	Jun. 30, 2013	Apr. 30, 2013	Sep. 30, 2014	Sep. 27, 2013	Nov. 12, 2013	Dec. 27, 2013	Mar. 05, 2014	Jun. 30, 2014	Sep. 30, 2011	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2014	Dec. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 07, 2013	Jul. 07, 2014	May 31, 2011	Jun. 30, 2011	Nov. 30, 2011	Jan. 31, 2012	Mar. 31, 2012
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Interest Payable, Current								$ 13,792											$ 235,603	$ 8,987
Series B Preferred Stock [Member] | Related Party Convertible Bridge Notes [Member] | Aggregate of the May 2011 Notes, Including June and September 2011 Amendments [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.05															$ 0.05
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	63,769,863
Series B Preferred Stock [Member] | Related Party Convertible Bridge Notes [Member] | Aggregate of the November 2011 Notes, Including January and March Amendments [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.05															$ 0.05
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	30,429,485
Series B Preferred Stock [Member] | Related Party Convertible Bridge Notes [Member] | May 2011 Notes and November 2011 Notes [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount		4,709,968
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		94,199,348
Series B Preferred Stock [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)		171,199,348
Shares Issued, Price Per Share (in Dollars per share)		$ 0.05
Related Party Convertible Bridge Notes [Member] | November 2012 Convertible Promissory Note [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount			1,000,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock			5,000,000
Convertible Debt								0										1,000,000	1,000,000	1,000,000
Interest Payable, Current																		88,986	88,986	8,987
Related Party Convertible Bridge Notes [Member] | 2013 Note Purchase Agreement [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock				5,000,000
Convertible Debt								0										2,500,000	2,500,000
Interest Payable, Current																		130,466	130,466
Maximum Authorized Convertible Promissory Notes Issuable				1,500,000		2,000,000															2,500,000
Proceeds from Convertible Debt				1,000,000	500,000	500,000	500,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price				80.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.05
Debt Instrument, Redemption Price, Percentage of Principal Amount and Accrued and Unpaid Interest Redeemed								300.00%
Related Party Convertible Bridge Notes [Member] | September 2013 Note Purchase Agreement [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock									5,000,000
Convertible Debt								0										500,000
Interest Payable, Current																		10,411
Maximum Authorized Convertible Promissory Notes Issuable									500,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price									70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.05
Related Party Convertible Bridge Notes [Member] | November 2013 Note Purchase Agreement [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock										5,000,000
Convertible Debt								0										500,000
Interest Payable, Current																		5,370
Maximum Authorized Convertible Promissory Notes Issuable										500,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price										70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)										$ 0.05
Related Party Convertible Bridge Notes [Member] | December 2013 Note Purchase Agreement [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											9.00%
Minimum Gross Proceeds from Issuance of Common or Preferred Stock											5,000,000
Convertible Debt								0										375,000	375,000
Interest Payable, Current																		370
Maximum Authorized Convertible Promissory Notes Issuable											375,000
Debt Instrument, Convertible, Conversion Price as a Percentage of Purchase Price											70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)											$ 0.05
Related Party Convertible Bridge Notes [Member] | March 2014 Note Purchase Agreement [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												9.00%
Maximum Authorized Convertible Promissory Notes Issuable												1,250,000
Proceeds from Convertible Debt												200,000	1,050,000
Related Party Convertible Bridge Notes [Member] | July 2013 Note Purchase Agreement [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																						9.00%
Maximum Authorized Convertible Promissory Notes Issuable																						250,000
Related Party Convertible Bridge Notes [Member] | May 2011 Convertible Promissory Note [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount																							1,000,000
Debt Instrument, Interest Rate, Stated Percentage																							8.00%
Warrant to Purchase Series B Convertible Preferred Stock, Coverage Amount, Percentage														10.00%
Related Party Convertible Bridge Notes [Member] | June 2011 Amendment of May 2011 Convertible Promissory Note [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount																								1,000,000
Warrant to Purchase Series B Convertible Preferred Stock, Coverage Amount, Percentage														20.00%
Related Party Convertible Bridge Notes [Member] | September 2011 Amendment of May 2011 Convertible Promissory Note [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount														1,000,000
Warrant to Purchase Series B Convertible Preferred Stock, Coverage Amount, Percentage														20.00%
Related Party Convertible Bridge Notes [Member] | Aggregate of the May 2011 Notes, Including June and September 2011 Amendments [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount														3,000,000
Debt Conversion, Converted Instrument, Amount	3,188,494
Related Party Convertible Bridge Notes [Member] | November 2011 Closing of November 2011 Note [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount																									250,000
Warrant to Purchase Series B Convertible Preferred Stock, Coverage Amount, Percentage															20.00%
Related Party Convertible Bridge Notes [Member] | December 2011 Closing of November 2011 Note [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount																									250,000
Warrant to Purchase Series B Convertible Preferred Stock, Coverage Amount, Percentage															20.00%
Related Party Convertible Bridge Notes [Member] | November 2011 Convertible Promissory Note [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount																									500,000
Debt Instrument, Interest Rate, Stated Percentage																									8.00%
Related Party Convertible Bridge Notes [Member] | January 2012 Amendment to November 2011 Note [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Maximum Authorized Convertible Promissory Notes Issuable																										500,000
Related Party Convertible Bridge Notes [Member] | March 2012 Amendment to November 2011 Note [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Maximum Authorized Convertible Promissory Notes Issuable																											500,000
Related Party Convertible Bridge Notes [Member] | Three Separate Closings of the January/March 2012 Amendments to November 2011 Note [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount	1,000,000															1,000,000
Warrant to Purchase Series B Convertible Preferred Stock, Coverage Amount, Percentage																20.00%
Related Party Convertible Bridge Notes [Member] | Aggregate of the November 2011 Notes, Including January and March Amendments [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Face Amount	1,500,000															1,500,000
Debt Conversion, Converted Instrument, Amount																	1,521,474
Related Party Convertible Bridge Notes [Member] | 2013 Note Purchase Agreement [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Maximum Authorized Convertible Promissory Notes Issuable						2,000,000
Proceeds from Convertible Debt					$ 500,000
Related Party Convertible Bridge Notes [Member]
Note 6 - Related Party Convertible Bridge Notes (Details) [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount and Accrued and Unpaid Interest Redeemed																		300.00%